PROPERTY, FURNITURE AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
PROPERTY, FURNITURE AND EQUIPMENT, NET
10	PROPERTY, FURNITURE AND EQUIPMENT, NET

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2022, 2021, and 2020 is as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	401,856	1,157,506	720,176	465,006	602,387	115,650	38,309	3,500,890	3,515,202	3,512,477
Additions	1,756	20,112	22,857	35,596	41,543	754	70,082	192,700	107,790	98,120
Acquisition of business	–	–	–	151	268	–	–	419	–	–
Transfers	–	–	13,440	11,909	2,358	2,003	(29,710)	–	–	–
Disposal, derecognition and others	(28,127)	(30,713)	(24,795)	(45,528)	(75,510)	(6,246)	(19,894)	(230,813)	(122,102)	(95,395)
Balance as of December 31	375,485	1,146,905	731,678	467,134	571,046	112,161	58,787	3,463,196	3,500,890	3,515,202

Accumulated depreciation -
Balance as of January 1	–	711,547	527,619	327,178	534,693	91,074	–	2,192,111	2,140,327	2,084,304
Depreciation of the period	–	26,134	33,614	29,316	33,662	5,717	–	128,443	140,173	142,092
Acquisition of business	–	–	–	46	56	–	–	102	–	–
Transfers	–	–	–	–	–	–	–	–	–	–
Disposals and others	–	(12,091)	(11,232)	(32,460)	(75,802)	(6,973)	–	(138,558)	(88,389)	(86,069)
Balance as of December 31	–	725,590	550,001	324,080	492,609	89,818	–	2,182,098	2,192,111	2,140,327

Net carrying amount	375,485	421,315	181,677	143,054	78,437	22,343	58,787	1,281,098	1,308,779	1,374,875

Banks, financial institutions, and insurance entities that operate in Peru cannot pledge their fixed assets.

During the year 2022, the administration, as part of the investment in fixed assets, has made disbursements related mainly to the purchase of furniture and fixtures, for the conditioning and remodeling of its various agencies and administrative offices. Likewise, during 2021, as part of the investment in fixed assets that it makes annually, it has made disbursements related mainly to the remodeling of its headquarters located in La Molina, San Pedro office, Lima office. During 2020, the Bank has made disbursements related mainly to the remodeling of its headquarters located in La Molina and the comprehensive remodeling of the Café Dasso office.

During the year 2022, Management decided to sell various properties, mainly land and buildings, whose approximate sale price was S/46.1 million, with a cost of S/33.8 million. During the year 2021, Management decided to sell various properties, mainly land and buildings, whose approximate sale price was S/14.2 million, with a cost of S/7.9 million. During the year 2020, Management decided to carry out the sale of real estate, the main one being the property located on Av. Francisco Bolognesi, district of Chimbote, department of Ancash and the second property located on Ayabaca street, district and province of Ica, whose sale price of both properties amounted to S/3.3 million.

The subsidiaries of Credicorp Ltd. maintain insurance on their main assets in accordance with the policies established by Management.

Management periodically reviews the residual value, the useful life and the depreciation method used of the Group's property, furniture and equipment; in order to ensure that these are consistent with their current economic benefit and life expectancy. In Management's opinion, as of December 31, 2022 and December 31, 2021, and 2020, there is no evidence of impairment of the Group's property, furniture and equipment.